RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related parties of $104,579 as of December 31, 2015 consists of (i) trade receivable of $1,619 for solar power products sold to Gaochuangte, the Company's 40% owned affiliate, (ii) prepayments for bid deposits of $1,836 to CSI Skypower, the Company's 50% owned affiliate, and (iii) trade receivable of $101,124 for solar power products sold and development services provided to the Company's 49% owned affiliates, i.e. Tranquillity, Garland, and Roserock. No amount was due as of December 31, 2015.

        The amount due from related parties of $4,217 as of December 31, 2014 consists of (i) a trade receivable of $1,499 from Gaochuangte for solar power products sold, (ii) prepayments for bidding of $2,718 to CSI Skypower. No amount was due as of December 31, 2014.

        The amount due to related parties of $90,002 as of December 31, 2015 consists of (i) advance of $36,982 from the Company's 49% owned affiliates, (ii) a trade payable of $25,827 due to Gaochuangte for the EPC service fees, (iii) advances receipt of development services fee of $27,116 from Tranquillity and Roserock, and (iv) a government award of $77 to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major shareholder of the Company, which was initially paid to the Company.

        The amount due to related party of $17,592 as of December 31, 2014 consists of (i) a government award of $82, payable to Dr. Shawn Qu, which was initially paid to the Company, and (ii) a trade payable of $17,510 to Gaochuangte for the EPC service fees.

Related party transactions:

Guarantees and loans

        Dr. Shawn Qu fully guaranteed a one-year RMB 1,866 million, RMB 888 million and RMB 896 million ($138.0 million) loan facilities from Chinese commercial banks in 2013, 2014 and 2015, respectively. Amounts drawn down from the facilities as at December 31, 2014 and 2015 were $145,095 and $78,225, respectively.

        Dr. Shawn Qu fully guaranteed a two-year RMB 450 million ($69.3 million) loan facility from Chinese commercial banks in 2015. Amounts drawn down from the facilities as at December 31, 2015 were $63,113.

        Dr. Shawn Qu fully guaranteed three-year $150 million loan facilities from Chinese commercial banks in 2015. No amounts were drawn down from the facilities as at December 31, 2015.

        In the first quarter of 2015, Dr. Shawn Qu loaned the Company $35.0 million at an interest rate of 4.25%. The Company fully repaid the loan, including interest of $21 in March of 2015. As of December 31, 2015, the Company had no outstanding borrowings with Dr. Shawn Qu.

        In January 2014, Dr. Shawn Qu loaned the Company an aggregate of $25.0 million at an interest rate of 4.27%. The Company repaid the loans, including interest of $112 in January and February 2014. As of December 31, 2014, the Company had no outstanding borrowings with Dr. Shawn Qu.

        In May, June and August of 2013, Dr. Shawn Qu loaned the Company an aggregate of $13.0 million at an interest rate of 4.27%. The Company fully repaid the loans, including interest of $242 in November and December 2013 and subsequently had no outstanding borrowings with Dr. Shawn Qu.

        In October 2014, SZSP guaranteed loan facilities from Chinese banks for GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd of $6.1 million (RMB37.2 million) in total due within three years. As of December 31, 2015, the loan facility was $3.2 million (RMB21.0 million) in total due within two years. No amounts were drawn down from the facilities as at December 31, 2015.

        Recurrent entered into buyer payment guaranties with a third party supplier in connection with certain solar module supply agreements of Tranquillity and Garland, pursuant to which Recurrent unconditionally guarantees to the third party supplier the timely payment in full when due and other payment obligations of Tranquillity and Garland required under the solar module supply agreements. As of December 31, 2015, the payable balances due by Tranquillity and Garland was $98.2 million and nil, respectively.

Sales and purchase contracts with affiliates

        In 2015, the Company sold solar power products to Gaochuangte in the amount of $6,508 (RMB39,922), sold solar power products to Roserock and Garland in the amount of $28,132, provided development services to Tranquillity, Garland, and Roserock in the amount of $69,712.

        In 2014, the Company sold solar power products to Gaochuangte in the amount of $2,568 (RMB15,740).

        In 2015, the Company incurred costs of $28,159 (RMB175,272) to Gaochuangte for EPC services related to the Company's solar power projects. These amounts were recorded in project assets.

        In 2014, the Company incurred costs of $5,515 (RMB33,884) to Gaochuangte for EPC services related to the Company's solar power projects. These amounts were recorded in project assets.